AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2022
AMOUNTS RECEIVABLE AND OTHER ASSETS
Schedule of amounts receivable and other assets
	March 31, 2022	March 31, 2021
	($)	($)
Sales tax refundable	25,354	17,011
Contribution receivable (note 7(b))	1	9,851
Prepaid Insurance and expense	23,462	20,518
Total	48,817	47,380